Equity Incentive Schemes and Stock Compensation Charges - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value (USD per share)	$ 107.21	$ 49.15	$ 42.43	$ 43.43
Assumptions:
Expected volatility (in percent)	30.00%	30.00%	30.00%	30.00%
Dividend yield (in percent)	0.00%	0.00%	0.00%	0.00%
Risk free interest rate (in percent)	0.56%	0.78%	0.57%	2.55%
Expected life	3 years 6 months	5 years	5 years	5 years